Equity-Based Compensation (Details) (USD $)	3 Months Ended			12 Months Ended	3 Months Ended	12 Months Ended		3 Months Ended		12 Months Ended					1 Months Ended	12 Months Ended			1 Months Ended	3 Months Ended			1 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended						3 Months Ended		12 Months Ended		1 Months Ended	3 Months Ended		12 Months Ended	3 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended				1 Months Ended		3 Months Ended	1 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014 Incentive Compensation Plan component	Dec. 31, 2013 Incentive Compensation Plan component	Mar. 31, 2014 LTIP Units	Dec. 31, 2013 LTIP Units	Dec. 31, 2012 LTIP Units	Mar. 31, 2014 LTIP Units Stock Incentive Plan	Mar. 31, 2013 LTIP Units Stock Incentive Plan	Dec. 31, 2013 LTIP Units Stock Incentive Plan	Dec. 31, 2012 LTIP Units Stock Incentive Plan	Dec. 31, 2011 LTIP Units Stock Incentive Plan	Mar. 31, 2014 LTIP Units 2004 Long-Term Incentive Plan	Dec. 31, 2013 LTIP Units 2004 Long-Term Incentive Plan	Feb. 28, 2013 LTIP Units Executive officers 2010 Plan	Dec. 31, 2013 LTIP Units Executive officers 2012 Plan	Dec. 31, 2012 LTIP Units Non-executive employees 2011 Plan	Dec. 31, 2013 LTIP Units Non-executive employees 2012 Plan	Jan. 31, 2014 RSUs	Mar. 31, 2014 RSUs Incentive Compensation Plan	Mar. 31, 2014 RSUs 2011 Plan	Mar. 31, 2014 RSUs 2013 Plan	Dec. 31, 2012 RSUs Executive officers Incentive Compensation 2009 Plan [Member]	Feb. 29, 2012 RSUs Executive officers Incentive Compensation 2009 Plan [Member]	Dec. 31, 2012 RSUs Executive officers Incentive Compensation 2009 Plan [Member]	Dec. 31, 2011 RSUs Executive officers Incentive Compensation 2009 Plan [Member]	Dec. 31, 2009 RSUs Executive officers Incentive Compensation 2009 Plan [Member]	Dec. 31, 2011 RSUs Executive officers 2010 Plan	Dec. 31, 2012 RSUs Executive officers 2010 Plan	Dec. 31, 2011 RSUs Executive officers 2010 Plan	Dec. 31, 2010 RSUs Executive officers 2010 Plan	Dec. 31, 2013 RSUs Executive officers 2011 Plan	Dec. 31, 2012 RSUs Executive officers 2011 Plan	Dec. 31, 2011 RSUs Executive officers 2011 Plan	Mar. 31, 2014 RSUs Executive officers 2012 Plan	Mar. 31, 2013 RSUs Executive officers 2012 Plan	Dec. 31, 2013 RSUs Executive officers 2012 Plan	Dec. 31, 2012 RSUs Executive officers 2012 Plan	Feb. 28, 2014 RSUs Executive officers 2013 Plan	Mar. 31, 2014 RSUs Executive officers 2013 Plan	Mar. 31, 2014 RSUs Minimum Incentive Compensation Plan	Dec. 31, 2013 RSUs Minimum Incentive Compensation Plan	Mar. 31, 2014 RSUs Maximum Incentive Compensation Plan	Dec. 31, 2013 RSUs Maximum Incentive Compensation Plan	Feb. 28, 2014 Vest on December 31, 2015 LTIP Units Executive officers 2013 Plan	Dec. 31, 2012 Vest quarterly over three years beginning April 2014 LTIP Units Executive officers 2011 Plan installment	Dec. 31, 2011 Vest quarterly over three years beginning April 2014 LTIP Units Executive officers 2011 Plan installment	Dec. 31, 2013 Vest quarterly over three years beginning April 2014 LTIP Units Executive officers 2012 Plan installment	Dec. 31, 2012 Vest quarterly over three years beginning April 2014 LTIP Units Executive officers 2012 Plan installment	Feb. 28, 2014 Vest quarterly over three years beginning April 2014 LTIP Units Executive officers 2013 Plan	Dec. 31, 2012 Share-based Compensation Award, Tranche Three [Member] LTIP Units Non-executive employees 2011 Plan	Dec. 31, 2011 Share-based Compensation Award, Tranche Three [Member] LTIP Units Non-executive employees 2011 Plan	Dec. 31, 2013 Share-based Compensation Award, Tranche Three [Member] LTIP Units Non-executive employees 2012 Plan	Dec. 31, 2012 Share-based Compensation Award, Tranche Three [Member] LTIP Units Non-executive employees 2012 Plan	Feb. 28, 2014 Share-based Compensation Award, Tranche Three [Member] LTIP Units Non-executive employees 2013 Plan	Jan. 31, 2014 Flaherty RSUs 2013 Plan	Mar. 31, 2014 Flaherty RSUs 2013 Plan	Feb. 26, 2014 Subsequent events RSUs Executive officers 2013 Plan	Feb. 26, 2014 Subsequent events Vest on December 31, 2015 LTIP Units Executive officers 2013 Plan	Feb. 26, 2014 Subsequent events Vest quarterly over three years beginning April 2014 LTIP Units Executive officers 2013 Plan	Feb. 26, 2014 Subsequent events Share-based Compensation Award, Tranche Three [Member] LTIP Units Non-executive employees 2013 Plan
Equity-Based Compensation
Aggregate shares of common stock reserved under the Plan (shares)								14,472,917		15,584,200
Aggregate number of units issued (shares)								10,159,855		9,186,885
Number of units subject to vesting (shares)								3,540,465		2,627,312
LTIP Grants
Beginning balance (in units)					9,218,000	6,228,000	4,208,000						698,142	698,142
Granted (in units)					2,086,000	4,333,000	2,306,000									1,409,682		581,607															1,525,797	1,525,797			1,409,682	1,409,682							523,157	1,525,797	1,525,797		1,409,682	1,000,744				581,607	556,767			1,000,744	523,157	1,000,744	556,344
Converted to common stock (in units)					(1,111,000)	(1,341,000)	(277,000)
Forfeited (in units)					(2,000)	(2,000)	(9,000)
Ending Balance/Weighted Average (in units)					10,191,000	9,218,000	6,228,000						698,142	698,142
Weighted Average Grant Price
Beginning balance (in dollars per share)					$ 7.15	$ 6.66	$ 7.53
Granted (in dollars per share)					$ 15.51	$ 8.10	$ 5.59
Converted to common stock (in dollars per share)					$ 8.81	$ 7.90	$ 11.09
Forfeited (in dollars per share)					$ 9.11	$ 5.38	$ 5.38
Ending Balance/Weighted Average (in dollars per share)					$ 8.68	$ 7.15	$ 6.66
Units redeemed for common stock (shares)													667,509	667,509
Recognized equity-based compensation expenses	$ 9,605,000	$ 6,018,000						$ 7,200,000	$ 5,300,000	$ 12,900,000	$ 5,800,000	$ 6,000,000									$ 400,000	$ 400,000			$ 1,400,000	$ 13,900,000			$ 5,700,000	$ 5,600,000		$ 1,400,000	$ 1,300,000		$ 700,000	$ 400,000	$ 2,700,000																				$ 900,000
Related compensation expense to be recognized over the remaining vesting period								38,500,000		13,400,000
Additional disclosures
Percentage of adjusted equity capital used in calculating size of incentive pool (percent)			1.75%	1.75%
Percentage of adjusted funds from operations used in calculating size of incentive pool (percent)			25.00%	25.00%
Percentage of return hurdle on adjusted equity capital (percent)			9.00%	9.00%
Number of incentive compensation components into which the incentive pool is expected to be divided (components)			3	3
Percentage of deferred cash bonus (percent)			50.00%	50.00%
Period considered for achieving cumulative performance goals or target stock prices under the Plan																																									3 years	3 years	4 years	4 years
Number of shares of common stock given as payout (share)				1																1
Shares Issued (shares)															2,209,999				1,000,000								3,147,454			2,209,999	2,209,999								1,000,744																	1,000,000
Period following which employee will receive payout subject to conditions under the Plan																											3 years			3 years	3 years		4 years	4 years			4 years	4 years												4 years								4 years		4 years
Percentage of grants entitled for vesting (percent)																										100.00%		100.00%
Allocated Share Based Compensation Expense Cumulative Catch up Adjustment																												3,600,000
Share Based Compensation Arrangement by Share Based Payment Award, Equity Instruments Other than Options Cash Settlements in Period																								2,609,074
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number																							538,380		538,380
Share Based Compensation Arrangement by Share Based Payment Award Equity Instruments Other than Options Settled in Cash																							$ 1,400,000
Number of equal annual installments in which units vest (installments)																																														4	4	4	4
Units granted, net of forfeitures (shares)																																																			606,258	606,257
Vesting period																	3 years																																			3 years	3 years	3 years	3 years						3 years
Time period to achieve target stock prices																																								4 years